Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Financial Data

The following is a summary of selected quarterly financial data (unaudited) for the years ended December 31:

(Dollars in thousands, except per share data)	Interest Income	Net Interest Income	Net Income	Basic Earnings Per Share	Diluted Earnings Per Share
2020
First quarter	$7,817	$6,916	$2,483	$0.91	$0.91
Second quarter	7,731	7,012	2,606	0.95	0.95
Third quarter	7,714	7,041	2,800	1.02	1.02
Fourth quarter	7,804	7,184	2,679	0.97	0.97

2019
First quarter	$7,968	$7,011	$2,540	$0.93	$0.93
Second quarter	8,121	7,071	2,586	0.94	0.94
Third quarter	8,262	7,188	2,695	0.98	0.98
Fourth quarter	8,110	7,129	2,593	0.95	0.95

2018
First quarter	$6,949	$6,389	$2,164	$0.79	$0.79
Second quarter	7,344	6,652	2,324	0.85	0.85
Third quarter	7,572	6,801	2,432	0.88	0.88
Fourth quarter	7,772	6,909	2,492	0.91	0.91